Office Lease-Right Of Use Asset And lease liability (Tables)	3 Months Ended
Jun. 30, 2022
Schedule Of Right -Of-Use Asset

Right-of-use-asset	($)
Balance at March 31, 2021	-
Addition	100,877
Amortization	-18,494
Balance at March 31, 2022	82,383
Amortization	-5,044
Balance at June 30, 2022	77,339

Summary of Changes In The Lease Liability

Lease liability	($)
Balance at March 31, 2021	-
Addition	100,877
Lease payment – base rent portion	-21,288
Lease liability – accretion expense	10,438
Balance as at Mach 31, 2022	90,027
Current portion	27,819
Long-term portion	62,208

Balance at March 31, 2022	90,027
Lease payment – base rent portion	-6,605
Lease liability – accretion expense	2,596
Balance as at June 30, 2022	86,019
Current portion	17,978
Long-term portion	68,041

Summary Of Company Future Lease Payments
Future lease payments (base rent portion only)	($)
Fiscal 2023 (July 1, 2022 to March 31, 2023)	20,141
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	106,874
Less: imputed interest	-20,855
Lease liability as at June 30, 2022	86,019